DEI Document (USD $)	12 Months Ended
	Dec. 31, 2014	Feb. 20, 2015	Jun. 30, 2014
DEI [Abstract]
Entity Registrant Name	SUNEDISON, INC.
Entity Central Index Key	0000945436
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	10-K
Trading Symbol	SUNE
Document Period End Date	Dec. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		272,356,787
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 6,071,875,149